Long-Term Debt - Schedule of Changes in Fair Value of Embedded Derivatives (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Balance - beginning of period	$ 4,698	$ 4,698
Additions	3,261	3,447	$ 4,234
Measurement adjustments	(293)	$ (8,145)	464
Balance - end of period	$ 7,666		$ 4,698